ACCOUNTING POLICIES - Share-Based Compensation (Details) - USD ($)		12 Months Ended
	Feb. 17, 2017	Dec. 31, 2019
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements	$ 0
Awards threshold consecutive trading days		5 days
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements		$ 0
Awards threshold consecutive trading days		5 days
PSUs | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based on monte carlo simulation model		50.00%
Awards percentage based on volume weighted average trading price (VWAP)		50.00%
PSUs market performance conditions | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based on monte carlo simulation model		50.00%
PSUs non-market performance conditions | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based on volume weighted average trading price (VWAP)		50.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards threshold consecutive trading days		5 days